Stock-based compensation (Details 3) - Mar. 31, 2015 - Stock Option Plan 2015 [Member] - USD ($)	Total
Number of options, Granted	36,800
Number of options Outstanding	36,800
Number of Options, Exercisable	0
Weighted average exercise price, Granted	$ 3.74
Weighted average exercise prices, Outstanding	3.74
Weighted average exercise prices, Exercisable	$ 0
Weighted average remaining contractual term, Outstanding	9 years 9 months 18 days
Weighted average remaining contractual term, Exercisable
Aggregate intrinsic value, Outstanding	$ 3,680
Aggregate intrinsic value, Exercisable	$ 0